RETAINED PROFITS (Details) - Income Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Income Statements, Captions [Line Items]
Profit attributable to ordinary shareholders	£ 224	£ 2,165	£ 5,866
Profit attributable to other equity holders	417	281	275
The Bank
Condensed Income Statements, Captions [Line Items]
Net interest income	4,519	5,684	6,129
Net fee and commission income	655	743	839
Dividends received	44	1,331	4,848
Other operating income	2,952	2,169	2,389
Other income	3,651	4,243	8,076
Total income	8,170	9,927	14,205
Regulatory provisions	(312)	(996)	(939)
Other operating expenses	(5,516)	(5,337)	(5,864)
Total operating expenses	5,828	6,333	6,803
Impairment	(1,898)	(503)	(504)
Profit before tax	444	3,091	6,898
Tax credit (expense)	197	(645)	(757)
Profit for the year	641	2,446	6,141
The Group
Condensed Income Statements, Captions [Line Items]
Net interest income	10,770	12,220	12,754
Net fee and commission income	1,015	1,336	1,269
Other operating income	2,050	2,692	2,543
Other income	3,815	4,388	4,220
Total income	14,585	16,608	16,974
Regulatory provisions	(414)	(2,190)	(1,956)
Other operating expenses	(8,782)	(8,933)	(9,812)
Total operating expenses	9,196	11,123	11,768
Impairment	(4,060)	(1,362)	(926)
Profit before tax	1,329	4,123	5,660	[1]
Tax credit (expense)	137	(1,287)	(1,377)
Profit for the year	1,466	2,836	4,217
Profit attributable to ordinary shareholders	1,023	2,515	3,907
Profit attributable to other equity holders	£ 417	£ 281	£ 275

[1]	The Group profit before tax in 2018 comprised £4,280 million in respect of continuing operations and £1,380 million in respect of discontinued operations.